UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices)	(Zip code)

Daniel Heflin

Torchlight Value Fund Master, LLC

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2800

Date of fiscal year end:	October 31, 2011

Date of reporting period:	January 31, 2011

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TORCHLIGHT VALUE FUND MASTER, LLC PORTFOLIO OF INVESTMENTS January 31, 2011 (unaudited)

			Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (97.62%)

Ansonia CDO Ltd.	5.702% due 07/28/2046	(a)	$2,637,728	$591,906	(b),(c),(d)
Ansonia CDO Ltd.	0.910% due 10/25/2056	(a)	6,250,000	2,500	(b),(c),(d)
Ansonia CDO Ltd.	1.410% due 10/25/2056	(a)	8,750,000	–	(b),(c),(d)
Ansonia CDO Ltd.	7.445% due 07/28/2046	(a)	2,000,000	–	(b),(c),(d),(e)
Ansonia CDO Ltd.	7.149% due 07/28/2046	(a)	2,000,000	–	(b),(c),(d),(e)
Banc of America Commercial Mortgage, Inc.	6.721% due 06/11/2035	(a)	9,054,108	9,119,207	(f)
Banc of America Commercial Mortgage, Inc.	5.889% due 07/10/2044		8,000,000	8,678,880	(f)
Banc of America Commercial Mortgage, Inc.	0.427% due 02/10/2051	(a)	247,461,754	4,565,150	(c),(f),(g)
Banc of America Commercial Mortgage, Inc.	7.000% due 09/15/2032	(a)	10,000,000	1,570,800	(c)
Banc of America Large Loan, Inc.	5.811% due 05/15/2046	(a)	4,500,000	4,380,808	(c),(f)
Banc of America Large Loan, Inc.	2.011% due 11/15/2015	(a)	2,982,503	2,648,057	(c),(f)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037	(a)	12,300,000	9,081,422	(c)
Chase Commercial Mortgage Securities Corp.	6.390% due 11/18/2030	(a)	4,928,526	5,174,000	(c)
Chase Commercial Mortgage Securities Corp.	7.370% due 06/19/2029	(a)	786,309	819,197	(c)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049	(a)	40,500,000	1,535,687	(c),(f),(g)
Commercial Mortgage Acceptance Corp.	6.210% due 07/15/2031	(a)	7,323,000	7,677,799	(c)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030	(a)	5,115,000	5,256,232	(c),(f)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030	(a)	2,500,000	2,555,800	(f)
Commercial Mortgage Pass-Through Certificates	5.168% due 06/10/2044		10,000,000	10,687,900
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039	(a)	2,000,000	1,336,020	(c),(f)
Credit Suisse First Boston Mortgage Securities Corp.	5.575% due 05/15/2036		3,000,000	2,746,629	(c),(f)
Credit Suisse First Boston Mortgage Securities Corp.	0.694% due 12/15/2035	(a)	192,958,024	1,348,005	(c),(f),(g)
Credit Suisse Mortgage Capital Certificates	5.804% due 09/15/2039		5,000,000	5,176,409	(c),(f)
Credit Suisse Mortgage Capital Certificates	0.911% due 04/15/2022	(a)	3,000,000	1,907,601	(c),(f)
Credit Suisse Mortgage Capital Certificates	0.541% due 04/15/2021	(a)	1,000,000	911,400	(c),(f)
Credit Suisse Mortgage Capital Certificates	5.804% due 09/15/2039	(a)	16,000,000	55,280	(c),(e),(f)
Credit Suisse Mortgage Capital Certificates	5.192% due 01/15/2049	(a)	4,000,000	14,324	(c),(e)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035	(a)	19,196,000	15,717,756	(c),(f)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035	(a)	5,200,000	2,620,478	(c)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038		2,273,989	2,356,763
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038		2,500,000	2,136,564	(c)
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036	(a)	3,325,000	1,545,703	(c)
CS First Boston Mortgage Securities Corp.	1.085% due 10/15/2039	(a)	75,860,796	647,093	(f),(g)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038	(a)	2,000,000	635,284	(c),(f)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040	(a)	12,523,000	42,390	(c),(e),(f)
CS First Boston Mortgage Securities Corp.	5.697% due 07/15/2036	(a)	2,000,000	6,982	(c),(e),(f)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031	(a)	12,800,000	9,791,494	(b),(c)
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032	(a)	8,700,000	8,730,015
DLJ Commercial Mortgage Corp.	7.600% due 02/15/2031	(a)	1,909,988	1,999,748	(c),(f)
DLJ Commercial Mortgage Corp.	7.994% due 11/10/2033		1,899,000	1,895,316	(f)
DLJ Commercial Mortgage Corp.	8.000% due 11/10/2033		1,275,000	1,273,801	(f)
DR Structured Finance Corp.	9.350% due 08/15/2019		2,282,173	599,747	(b),(c)
DR Structured Finance Corp.	8.375% due 08/15/2015		319,778	123,861	(b),(c)
DR Structured Finance Corp.	8.550% due 08/15/2019		421,740	55,650	(b),(c)
Extended Stay America Trust	5.498% due 11/05/2027	(a)	5,000,000	4,901,610	(c)
First Union National Bank Commercial Mortgage	6.000% due 12/12/2033	(a)	5,000,000	4,949,400
GE Capital Commercial Mortgage Corp.	5.316% due 11/10/2045		5,481,000	3,624,492	(c),(f)
GE Capital Commercial Mortgage Corp.	6.550% due 12/10/2035		3,000,000	3,048,510	(f)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045		3,000,000	3,017,539	(c),(f)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040		2,775,000	2,581,892	(c),(f)
GE Capital Commercial Mortgage Corp.	1.101% due 01/10/2038	(a)	103,775,219	2,026,315	(f),(g)
GE Capital Commercial Mortgage Corp.	5.239% due 05/10/2043	(a)	2,972,000	603,687	(c),(f)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
January 31, 2011 (unaudited)

			Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

GE Capital Commercial Mortgage Corp.	5.776% due 12/10/2049	(a)	$3,000,000	$10,365	(c),(e),(f)
GE Capital Commercial Mortgage Corp.	5.237% due 06/10/2048	(a)	2,200,000	7,447	(c),(f)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033	(a)	7,835,805	3,402,933	(c)
Gramercy Real Estate CDO	0.623% due 07/25/2035	(a)	3,454,427	2,775,632	(b),(c),(d),(f)
Greenwich Capital Commercial Funding Corp.	0.311% due 03/10/2039	(a)	168,870,259	2,271,305	(f),(g)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030	(a)	2,442,465	2,466,353
GS Mortgage Securities Corp. II	5.582% due 12/20/2049	(a)	5,000,000	1,434,500	(b),(c),(d),(f)
GS Mortgage Securities Corp. II	0.710% due 07/10/2039	(a)	129,699,186	1,219,172	(f),(g)
GS Mortgage Securities Corp. II	4.845% due 10/10/2028	(a)	2,000,000	1,148,000	(c),(f)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(a)	21,780,000	73,725	(c),(e),(f)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038	(a)	8,752,000	29,626	(b),(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.568% due 05/15/2045		231,587,847	5,374,691	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.184% due 08/05/2032	(a)	5,000,000	4,465,216	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.451% due 05/15/2047		228,259,560	4,146,700	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.270% due 06/12/2047		303,053,250	4,110,160	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.376% due 06/12/2041		4,000,000	3,699,753	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038	(a)	6,513,000	2,455,277	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.533% due 02/15/2051		140,355,022	1,889,179	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.579% due 05/15/2045	(a)	2,000,000	1,248,550	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.341% due 01/15/2049		77,110,648	990,872	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.434% due 08/12/2037	(a)	2,910,000	985,157	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.173% due 08/15/2042	(a)	2,500,000	355,470	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.062% due 02/15/2051	(a)	3,600,000	186,595	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035	(a)	13,974,071	36,179	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.795% due 05/15/2047	(a)	5,500,000	21,912	(c),(f)
LB Commercial Conduit Mortgage Trust	6.000% due 10/15/2035	(a)	913,674	916,634
LB UBS Commercial Mortgage Trust	5.933% due 07/15/2040		6,000,000	6,321,076	(c)
LB UBS Commercial Mortgage Trust	5.866% due 09/15/2045		5,000,000	5,362,900	(f)
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032	(a)	5,091,000	4,704,084	(c),(f)
LB UBS Commercial Mortgage Trust	4.843% due 04/15/2037		4,500,000	4,460,635	(c),(f)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036		4,000,000	3,733,232	(c),(f)
LB UBS Commercial Mortgage Trust	0.715% due 11/15/2038	(a)	98,263,884	2,513,806	(c),(f),(g)
LB UBS Commercial Mortgage Trust	5.237% due 09/15/2037		2,500,000	2,499,849	(c),(f)
LB UBS Commercial Mortgage Trust	0.138% due 02/15/2040	(a)	150,535,705	1,809,755	(c),(f),(g)
LB UBS Commercial Mortgage Trust	4.846% due 02/15/2037	(a)	1,600,000	1,474,400	(c),(f)
LB UBS Commercial Mortgage Trust	0.222% due 04/15/2040	(a)	151,044,100	1,301,910	(c),(f),(g)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040	(a)	3,000,000	1,117,188	(c),(f)
LB UBS Commercial Mortgage Trust	6.242% due 07/15/2040	(a)	19,095,000	65,973	(c),(e),(f)
Merrill Lynch Mortgage Trust	6.250% due 12/10/2029		10,000,000	10,244,100	(f)
Merrill Lynch Mortgage Trust	5.421% due 02/12/2042	(a)	3,675,000	2,411,869	(c),(f)
Merrill Lynch Mortgage Trust	5.501% due 09/12/2042	(a)	3,200,000	520,000	(c),(f)
Merrill Lynch Mortgage Trust	5.241% due 11/12/2037	(a)	579,000	58,805	(c),(f)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042	(a)	3,107,000	10,517	(c),(f)
Merrill Lynch/Countrywide Commercial Mortgage	0.473% due 09/12/2049		139,259,504	2,435,161	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.611% due 12/12/2049		117,513,746	2,286,077	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.243% due 12/12/2049	(a)	118,562,504	1,400,235	(c),(f),(g)
Morgan Stanley Capital I	5.879% due 06/11/2049		5,025,000	5,387,403	(f)
Morgan Stanley Capital I	4.770% due 07/15/2056		3,500,000	3,487,407	(c)
Morgan Stanley Capital I	6.010% due 11/15/2030	(a)	3,118,904	3,168,688	(c)
Morgan Stanley Reremic Trust	5.808% due 08/12/2045	(a)	6,000,000	6,111,278	(c),(f)
Morgan Stanley Reremic Trust	5.808% due 08/12/2045	(a)	6,000,000	6,111,278	(c),(f)
Prudential Securities Secured Financing	7.016% due 04/15/2013		3,000,000	3,144,270	(f)
RBS GC	4.970% due 04/16/2040	(a)	1,500,000	1,484,267	(c),(f)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
January 31, 2011 (unaudited)

			Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Salomon Brothers Mortgage Securities	7.000% due 05/18/2032	(a)	$1,000,000	$1,053,390	(c),(f)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032	(a)	3,000,000	2,508,000	(c),(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035	(a)	15,606,000	10,964,952	(c)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035		7,000,000	6,930,297	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.308% due 11/15/2048		6,000,000	6,390,660
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035		6,500,000	6,065,829	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.159% due 11/15/2035	(a)	14,396,000	5,269,201	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.509% due 04/15/2047		5,000,000	5,213,650
Wachovia Bank Commercial Mortgage Trust	5.382% due 10/15/2035	(a)	6,327,000	3,509,726	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.358% due 10/15/2035	(a)	5,189,000	3,283,869	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034	(a)	2,500,000	2,567,425	(f)
Wachovia Bank Commercial Mortgage Trust	5.395% due 10/15/2035	(a)	5,000,000	2,094,340	(c),(f)
Wachovia Bank Commercial Mortgage Trust	0.259% due 04/15/2047	(a)	144,506,679	1,639,963	(c),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.307% due 04/15/2042	(a)	1,000,000	308,073	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.829% due 12/15/2043	(a)	12,500,000	43,188	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.961% due 10/15/2048	(a)	5,000,000	19,920	(c),(f)
Wachovia Bank Commercial Mortgage Trust	5.951% due 10/15/2048	(a)	5,000,000	19,920	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044	(a)	4,036,500	13,664	(c),(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.778% due 04/15/2047	(a)	1,000,000	3,455	(c),(e),(f)

Total Commercial Mortgage-Backed Securities (Cost $464,123,388)				350,020,191

MORTGAGE-BACKED SECURITY (0.33%)

Government National Mortgage Association	1.399% due 09/16/2046		17,954,152	1,191,210	(c),(f),(g)

Total Mortgage-Backed Security (Cost $1,288,505)				1,191,210

CORPORATE BOND (0.00%)

Cresent Resources TLB	8.000% due 12/31/2049		8,670	6,966	(b),(c)

Total Corporate Bond (Cost $1,112)				6,966

TOTAL SECURITIES (97.95%) (Cost $465,413,005)(h)				351,218,367

OTHER ASSETS, NET OF LIABILITIES (2.05%)				7,361,118

MEMBERS’ CAPITAL (100.00%)				$358,579,485

(a)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at January 31, 2011 was $207,842,339 or 57.96% of the Master Fund’s members’ capital.

(b)	Illiquid security. At January 31, 2011, illiquid securities with aggregate principal of $54,676,516 had a value of $15,411,883 which represented 4.30% of the Master Fund’s members’ capital.
(c)

Fair valued security. At January 31, 2011, the fair valued securities represented 68.93% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).

(d)	CDO security. At January 31, 2011, collateralized debt obligations in aggregate had a value of $4,804,540 which represented 1.34% of the Master Fund’s members’ capital.
(e)	Defaulted security.
(f)	Variable rate security.
(g)

Interest-only security. At January 31, 2011, interest-only securities in aggregate had a value of $44,702,444 which represented 12.47% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.

(h)

The cost for federal income tax purposes was $465,413,005. At January 31, 2011 net unrealized depreciation for all securities based on tax cost was $114,194,637. This consisted of aggregate gross unrealized appreciation for all securities of $30,814,095 and aggregate gross unrealized depreciation for all securities of $145,008,732.

Torchlight Value Fund Master, LLC (unaudited)
January 31, 2011

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of January 31, 2011 in valuing the Fund’s Investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Commercial Mortgage-Backed Securities (“CMBS”)	$-	$58,047,116	$291,973,076	$350,020,192
Mortgage-Backed Security	-	-	1,191,210	1,191,210
Corporate Bond	-	-	6,966	6,966

Total	$-	$58,047,116	$293,171,252	$351,218,368

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Mortgage-Backed Security	Corporate Bond

Balance as of 10/31/10	$234,672,044	$-	$6,888
Realized gain (loss)	(351,076)	-	-
Change in unrealized appreciation (depreciation)	6,042,139	(97,295)	(354)
Net amortization/accretion	(808,862)	(6,410)	432
Purchases	34,388,624	1,294,915	-
Sales	(2,849,995)	-	-
Transfers into Level 3	20,880,202		-
Transfers out of Level 3			-

Balance as of 01/31/11	$291,973,076	$1,191,210	$6,966

Net change in unrealized appreciation/(depreciation) from positions still held at 01/31/11	$6,051,620	$(97,295)	$(354)

For the period ended January 31, 2011, the transfers from Level 2 to Level 3 were for securities where there was a decrease in the availability of transaction data and observability of significant pricing inputs.

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of certain CMBS securities are determined through the use of a pricing methodology that uses as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

                A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	March 31, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Daniel Heflin
President and Chief Executive Officer

Date:	March 31, 2011

By:	/s/ Ramalingam Ganesh

Ramalingam Ganesh
Chief Financial Officer

Date:	March 31, 2011